AXA PREMIER VIP TRUST

SUPPLEMENT DATED MAY 1, 2009 TO THE PROSPECTUS DATED MAY 1, 2009

This Supplement updates the above-referenced Prospectus of the AXA Premier VIP Trust (the “Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about certain changes to the investment strategy for the Multimanager Technology Portfolio (“Portfolio”).

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Changes to Investment Strategy

Effective on or about May 1, 2009, the Portfolio’s investment strategy will be amended to permit the Portfolio to invest a portion of its assets in securities of Exchange Traded Funds (“ETFs”). As a result, the fourth paragraph under the heading “Introduction” is hereby deleted and replaced with the following:

AXA Equitable will generally allocate a portfolio’s assets among three or more investment sub-advisers, each of which will manage its portion of a portfolio using different yet complimentary investment strategies. Except with respect to the Technology Portfolio, under normal circumstances, one portion of a portfolio will track the performance of a particular Index (or two portions of the portfolio will track the performance of two indexes in the case of the Multimanager Multi-Sector Bond Portfolio*) (“Index Allocated Portion(s)”) and the other portions of the portfolio will be actively managed by two or more sub-advisers (“Active Allocated Portions”). With respect to the Multimanager Technology Portfolio, under normal circumstances, its assets are allocated among an Index Allocated Portion, Active Allocated Portions and a portion that invests in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”) that is managed directly by AXA Equitable. In addition, except with respect to the Multimanager Technology Portfolio, under normal circumstances, AXA Equitable anticipates allocating approximately 50% of each portfolio’s net assets to the Index Allocated Portion and the remaining 50% of net assets among the Active Allocated Portions. With respect to the Technology Portfolio, under normal circumstances, AXA Equitable anticipates allocating approximately 30% of its net asset to the Index Allocated Portion, approximately 50% of its net assets among the Active Allocated Portions and 20% of its net assets to the ETF Allocated Portion. With respect to the Index Allocated Portions of the Multimanager Multi-Sector Bond Portfolio, AXA Equitable will determine the sub-allocation to the two indexes as it deems appropriate, based on its view of market conditions and its investment outlook. As a result, there may be periods in which one of the two indexes may not receive an equal, or any sub-allocation. Each of the above percentages, which may be changed without shareholder approval, is a target established by AXA Equitable and actual allocations to the Index Allocated Portion and Active Allocated Portions may deviate from the amounts shown by up to 20% of each portfolio’s net assets (30% of its net assets in the case of the Multimanager Multi-Sector Bond Portfolio) and, with respect to the ETF Allocated Portion of the Multimanager Technology Portfolio, by up to 25% of its net assets, but any allocation to the ETF Allocated Portion generally shall not exceed 25% of the Portfolio’s net assets. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

Principal Investment Strategies

Effective on or about May 1, 2009, the principal investment strategies of the Portfolio, listed in the Portfolio’s Prospectus under the heading “Principal Investment Strategies,” is hereby supplemented as follows:

The first two paragraphs under the heading “Principal Investment Strategies” are hereby deleted and replaced with the following:

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies principally engaged in the technology sector. For purposes of this policy, financial instruments that derive their value from such companies will be counted toward compliance with the policy. Such companies include, among others, those in the internet products and services, computer, electronic, hardware and components, communication, software, e-commerce, information service, healthcare equipment and services, including medical devices, biotechnology, chemical products and synthetic materials, defense and aerospace, environmental services, nanotechnology, energy equipment and services, and electronic manufacturing services. The portfolio does not limit its investment to issuers within a specific market capitalization range. The portfolio can invest in securities of both U.S. and foreign companies.

As noted above, AXA Equitable anticipates, under normal circumstances, allocating approximately 30% of the portfolio’s net assets to the Index Allocated Portion, approximately 50% of net assets among the Active Allocated Portions, and approximately 20% of its net assets to the ETF Allocated Portion.

The following paragraph is hereby inserted after the fourth paragraph under the heading “Principal Investment Strategies:”

The ETF Allocated Portion invests in ETFs that meet the investment criteria of the Portfolio as a whole. The ETFs in which the ETF Allocated Portion currently may invest are described below in this Supplement in the section entitled “Information Regarding the ETFs.” The ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear the expenses of the Portfolio as well as the indirect expenses associated with the ETFs held by the ETF Allocated Portion. As a result, the fees and expenses of the Portfolio may increase as a result of investing in ETFs.

The first sentence of the fifth paragraph under the heading “Principal Investment Strategies” is hereby deleted and replaced with the following:

AXA Equitable directly manages the ETF Allocated Portion of the Portfolio’s assets. Utilizing a due diligence process covering a number of key factors, AXA Equitable generally selects sub-advisers to manage the remaining assets of the portfolio.

Principal Investment Risks

Effective on or about May 1, 2009, the principal risks of investing in the Portfolio, listed in the Portfolio’s Prospectus under the heading “Principal Investment Risks,” is hereby supplemented with the following:

Exchange Traded Funds Risk – When a Portfolio or portion thereof invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, when a Portfolio or portion thereof invests in an ETF, it is subject to the risks associated with the underlying securities in which that ETF invests. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. ETFs may also change their investment objectives or policies without the approval of the Portfolio or portion thereof. If that were to occur, the Portfolio or portion thereof might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the Portfolio or portion thereof. Most ETFs are not actively managed. An ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. It is possible for an ETF to miss out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments. In addition, ETFs do not change their investment strategies to respond to changes in the economy. This means that an ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of an ETF may not produce the intended results. Moreover, there is the risk that an ETF may value certain securities at a higher price than it can sell them for. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio or portion thereof that invests in such an ETF could be adversely impacted.

Other risks of the Portfolio are discussed in more detail under the heading “More About Investment Strategies & Risks” in the Portfolio’s Prospectus.

Portfolio Performance

Effective on or about May 1, 2009, the following sentence is hereby added to the end of the first paragraph under the heading “Portfolio Performance” in the Portfolio’s Prospectus:

In addition, prior to May 1, 2009, the portfolio did not have an ETF Allocated Portion and consisted solely of an Index Allocated Portion and Active Allocated Portions.

Management Team

Effective on or about May 1, 2009, the following paragraph is hereby inserted after the second paragraph in the Prospectus under the heading “MANAGEMENT TEAM – The Manager:”

With respect to the Multimanager Technology Portfolio, the Manager is also responsible for determining the asset allocation range for the Portfolio, advising the ETF Allocated Portion of the Portfolio (including selecting the ETFs in which the Portfolio invests) and ensuring that asset allocations are consistent with the guidelines that have been approved by the Board. A committee of AXA Equitable’s Funds Management Group (“FMG”) investment personnel manages the ETF Allocated Portion of the Multimanager Technology Portfolio.

The first sentence of the first paragraph under the heading “MANAGEMENT TEAM – The Sub-Advisers” is hereby deleted and replaced with the following:

Each portfolio’s investments generally are selected by three or more sub-advisers, which act independently of one another.

The tabular information under the heading “MANAGEMENT TEAM – The Manager and the Sub-Advisers” is hereby supplemented with the following:

Portfolio	Sub Advisers and Portfolio Manager(s)	Business Experience
Multimanager Technology Portfolio	Kenneth T. Kozlowski, CFP®, ChFC, CLU	Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion of the Technology Portfolio. Mr. Kozlowski has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the AXA Allocation Portfolios since 2003. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer of the Trust since December 2002.

Portfolio	Sub Advisers and Portfolio Manager(s)	Business Experience
Multimanager Technology Portfolio	Xavier Poutas, CFA®	Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion of the Technology Portfolio but does not have primary responsibility for management of the ETF Allocated Portion of the Technology Portfolio. Mr. Poutas joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003 he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

The heading “MANAGEMENT TEAM – The Manager and the Sub-Advisers – Management Fees” is hereby supplemented with the following:

AXA Equitable has agreed to waive the $35,000 administrative services fee otherwise chargeable to the ETF Allocated Portion of the Multimanager Technology Portfolio as stated in the Prospectus under the heading “Management Fees.”

Restrictions on Buying and Selling Shares

Effective on or about May 1, 2009, the ninth sentence in the third paragraph under the heading “Restrictions on Buying and Selling Shares” is hereby deleted and replaced with the following:

Portfolios (or ETFs in which a Portfolio invests) that invest a significant portion of their assets in foreign securities (e.g., International Equity Portfolio), the securities of small- and mid-capitalization companies (e.g., Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Growth Portfolio and Small Cap Value Portfolio) or high-yield securities (e.g., Multi-Sector Bond Portfolio) tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not.

More Information on Investing in ETFs

Effective on or about May 1, 2009, the Portfolio’s Prospectus is hereby supplemented with the following:

More Information on Investing in ETFs

Generally, under the 1940 Act, a Portfolio may not acquire shares of another investment company (including ETFs and other registered investment companies) if, immediately after such acquisition, a Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. Generally, the Portfolios, other than the Multimanager Technology Portfolio (“Technology Portfolio”), do not intend to invest beyond these limits. As noted above, the Technology Portfolio intends to invest a portion of its assets in ETFs and may invest in ETFs beyond the limits set forth in the 1940 Act. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Technology Portfolio) in excess of the above limits. The Technology Portfolio’s ability to invest in ETFs will be severely constrained unless the ETFs have received such an order from the SEC and the ETF and the Technology Portfolio take appropriate steps to comply with certain terms and conditions in such order.

The SEC has issued such exemptive orders to the ETFs in which the Technology Portfolio may invest (iShares Trust, iShares, Inc., SPDR® Series Trust, SPDR® Index Shares Funds and The Select Sector SPDR® Trust), which permit investment companies (such as the Technology Portfolio) to invest in such ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions. Under the orders, the Technology Portfolio generally may acquire up to 25% of the assets of an ETF.

The Manager will waive fees otherwise payable to it by the Technology Portfolio in an amount at least equal to any compensation (including fees received pursuant to any plan adopted by an ETF pursuant to Rule 12b-1 under the 1940 Act) received from an ETF by the Manager, or an affiliated person of the Manager, in connection with the investment by the Technology Portfolio in the ETF. With respect to registered separate accounts that invest in the Technology Portfolio, no sales load will be charged at the Portfolio level or at the ETF level. Other sales charges and service fees, as defined in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), if any, will only be charged at the Portfolio level or at the ETF level, not both. With respect to other investments in the Technology Portfolio, any sales charges and/or service fees charged with respect to shares of the Portfolio will not exceed the limits applicable to funds of funds set forth in Rule 2830 of the Conduct Rules of the FINRA.

To the extent other ETFs obtain similar exemptive relief from the SEC, the Technology Portfolio may seek to qualify to invest in such other ETFs in excess of the limits set forth in the 1940 Act. If the SEC grants such relief, the Technology Portfolio may invest its assets in any ETF, subject to certain terms and conditions to be contained in the order granting such relief.

To the extent the limits of the 1940 Act apply to certain ETFs, such limitations may prevent the Technology Portfolio from allocating its investments in the manner that the Manager considers optimal. As noted above, the Technology Portfolio invests a portion of its assets in ETFs. Accordingly, the performance of the ETF Allocated Portfolio of the Technology Portfolio depends upon a favorable allocation among ETFs as well as the ability of the ETFs to generate favorable performance.

General Investment Risks of ETFs: Each ETF is subject to the following general risks that are described above under the heading “Exchange Traded Funds Risk” in the section “Principal Investment Risks.” Information regarding additional principal risks specific to each ETF is listed in the following section entitled “Information regarding the ETFs.” Additional information regarding these risks is available in the section entitled “More About Investment Strategies & Risks” and in the relevant iShares or SPDR® Prospectus.

Asset Class Risk

Management Risk

Market Risk

Market Trading Risks

Passive Investments Risk

Secondary Market Trading Risk

Tracking Error Risk

Information Regarding the ETFs

Below is a list of the ETFs in which the Multimanager Technology Portfolio currently may invest. The ETFs in which the Multimanager Technology Portfolio may invest may be changed from time to time without notice or shareholder approval.

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Dow Jones Technology Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the index.	• Concentration Risk • Issuer Risk • Non-Diversification Risk • Small-Capitalization Companies Risk • Technology Sector Risk

iShares® S&P Global Technology Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global	The fund generally invests at least 90% of its assets in the securities of its underlying index or other depositary receipts representing securities in such underlying index.	• Concentration Risk • Currency Risk • Custody Risk • Foreign Securities Risk • Geographic Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
	Technology Sector Index.	The fund uses a representative sampling strategy in seeking to track the index.	• Issuer Risk • Legal Enforcement of Shareholder Rights Risk • Non-Diversification Risk • Security Risk • Technology Sector Risk • Valuation Risk

iShares® S&P North American Technology Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, S&P North American Technology Sector Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the index.	• Concentration Risk • Foreign Securities Risk • Issuer Risk • Non-Diversification Risk • Technology Sector Risk

The Technology Select Sector SPDR® Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the technology sector stocks included in the S&P 500 Composite Stock Index.	The fund generally invests at least 95% of its total assets in common stocks that comprise its underlying index.	• Concentration Risk • Index Risk • Index Tracking Risk • Non-Diversification Risk • Technology Sector Risk

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). SPDR® and Select Sector SPDR® are trademarks of the McGraw-Hill Companies, Inc. (“MHC”). Neither BGI nor the iShares® Funds and MHC or Select Sector SPDR Funds make any representations regarding the advisability of investing in any of the funds listed above.